United States Securities and Exchange Commission
                              Washington, D.C.  20549

                                       FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Insight Capital Research & Management, Inc.
Address:    2121 N. California Boulevard, Suite 560
            Walnut Creek, CA  94596

Form 13F File Number:   28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name: James Foran
Title:      Controller
Phone:      925-948-2000

Signature, Place and Date of Signing:
James Foran       Walnut Creek, CA  November 3, 2009
      [Signature] [City, State] [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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


                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         74

Form 13F Information Table Value Total:         656,116 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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



NAME OF ISSUER             TITLE    CUSIP         VALUE      SHARES       INV.    OTHER  VOTING AUTH
                           OF CLASS               X1000                   DISC.          MGR
                                                                                             SOLE      SHR     NONE
Aeropostale Inc               cs    007865108         12,913      297,066  sole    n/a        215,485  n/a      81,581
Alcon Inc                     cs    H01301102          1,034        7,454  sole    n/a            511  n/a       6,943
American Greetings Corp       cs    026375105         15,351      688,406  sole    n/a        435,957  n/a     252,449
APAC Cust Svcs Inc            cs    00185E106          1,501      253,580  sole    n/a        174,910  n/a      78,670
Apple Inc                     cs    037833100          3,304       17,828  sole    n/a          1,329  n/a      16,499
Ashland Inc                   cs    044209104         20,837      482,122  sole    n/a        300,749  n/a     181,373
ATP Oil & Gas Corp            cs    00208J108         23,810    1,330,913  sole    n/a        881,510  n/a     449,403
Avis Budget Group             cs    053774105         17,256    1,291,622  sole    n/a        935,358  n/a     356,264
BankAmerica Corp              cs    060505104          2,003      118,405  sole    n/a          3,533  n/a     114,872
Clearwater Paper Corp         cs    18538R103          9,327      225,667  sole    n/a        163,832  n/a      61,835
Clicksoftware                 cs    M25082104          8,183    1,301,011  sole    n/a        973,398  n/a     327,613
Technologies Ltd
Cognizant Tech Sol            cs    192446102          5,185      134,119  sole    n/a         62,978  n/a      71,141
Comp De Bebidas Am            cs    20441W203          2,320       28,203  sole    n/a          1,916  n/a      26,287
Cooper Tire & Rubber          cs    216831107         20,883    1,187,859  sole    n/a        817,563  n/a     370,296
Credicorp Ltd                 cs    G2519Y108          1,061       13,649  sole    n/a            818  n/a      12,831
Credit Suisse Group           cs    225401108          1,061       19,069  sole    n/a          1,675  n/a      17,394
Diedrich Coffee Inc           cs    253675201          6,421      266,998  sole    n/a        199,842  n/a      67,156
Discovery Comm Ser A          cs    25470F104          1,566       54,222  sole    n/a         40,135  n/a      14,087
Dollar Thrifty Automotive     cs    256743105         17,314      704,100  sole    n/a        478,346  n/a     225,754
Group Inc
E House China Hldgs           cs    26852W103         11,593      542,730  sole    n/a        394,147  n/a     148,583
Expedia Inc                   cs    30212P105          4,823      201,396  sole    n/a         87,115  n/a     114,281
Flextronics Intl Ltd          cs    Y2573F102          2,341      313,345  sole    n/a         16,603  n/a     296,742
Freeport-McMoran Cpr & Gld    cs    35671D857          3,116       45,419  sole    n/a          2,612  n/a      42,807
Fuqi International Inc        cs    36102A207         22,035      754,382  sole    n/a        518,241  n/a     236,141
Goldman Sachs Grp Inc         cs    38141G104          3,423       18,569  sole    n/a          1,364  n/a      17,205
Google Inc                    cs    38259P508          1,852        3,734  sole    n/a            338  n/a       3,396
Green Mtn Coffee Roast        cs    393122106         44,067      596,793  sole    n/a        384,139  n/a     212,654
Health Mgmt Assoc Inc         cs    421933102         12,678    1,692,686  sole    n/a      1,159,014  n/a     533,672
Hi-tech Pharmacal Inc         cs    42840B101          1,185       52,800  sole    n/a         10,800  n/a      42,000
Home Inns & Hotels            cs    43713W107          9,795      328,126  sole    n/a        241,040  n/a      87,086
Management Inc
Intl Bus Machines             cs    459200101          1,740       14,548  sole    n/a          1,192  n/a      13,356
Intl Paper                    cs    460146103          1,586       71,356  sole    n/a          4,350  n/a      67,006
J P Morgan Chase & Co         cs    46625H100          2,633       60,097  sole    n/a          4,108  n/a      55,989
Jabil Circuit Inc             cs    466313103          1,379      102,811  sole    n/a          6,243  n/a      96,568
Jones Apparel Group           cs    480074103          2,043      113,925  sole    n/a         78,125  n/a      35,800
Kinetic Concepts Inc          cs    49460W208          3,347       90,500  sole    n/a         35,300  n/a      55,200
Kirklands Inc                 cs    497498105          6,572      461,194  sole    n/a        351,536  n/a     109,658
Las Vegas Sands Corp          cs    517834107          2,398      142,385  sole    n/a          4,090  n/a     138,295
Life Technologies Corp        cs    53217V109          1,289       27,680  sole    n/a          1,880  n/a      25,800
Marvell Tech Gp Ltd           cs    G5876H105          2,104      129,978  sole    n/a          7,860  n/a     122,118
Mylan Inc                     cs    628530107          1,222       76,300  sole    n/a         15,800  n/a      60,500
NBTY Inc                      cs    628782104         12,193      308,051  sole    n/a        225,510  n/a      82,541
Netease Com Inc               cs    64110W102          5,483      120,025  sole    n/a         67,597  n/a      52,428
Omnivision Tech Inc           cs    682128103          4,057      249,200  sole    n/a        171,400  n/a      77,800
Orion Marine Group Inc        cs    68628V308          8,542      415,855  sole    n/a        316,548  n/a      99,307
Oshkosh Truck Corp            cs    688239201         13,485      435,993  sole    n/a        313,374  n/a     122,619
Pegasystems Inc               cs    705573103         14,170      410,357  sole    n/a        305,746  n/a     104,611
Perfect World Co Ltd          cs    71372U104         17,942      373,016  sole    n/a        267,167  n/a     105,849
Petroleo Brasileiro Sa        cs    71654V408          2,608       56,822  sole    n/a          3,886  n/a      52,936
Priceline.Com Inc             cs    741503403          5,468       32,977  sole    n/a         13,191  n/a      19,786
Research in Motion            cs    760975102          1,270       18,779  sole    n/a          1,777  n/a      17,002
RF Micro Devices              cs    749941100          7,093    1,306,310  sole    n/a        960,205  n/a     346,105
Rovi Corporation              cs    779376102          8,854      263,517  sole    n/a        192,015  n/a      71,502
Schweitzer Mauduit Intl       cs    808541106         11,486      211,294  sole    n/a        153,030  n/a      58,264
Inc
Seagate Technology            cs    G7945J104          7,735      508,566  sole    n/a        185,085  n/a     323,481
Silver Wheaton Corp           cs    828336107          8,544      678,595  sole    n/a        496,175  n/a     182,420
Sirona Dental Systems         cs    82966C103         11,421      383,894  sole    n/a        278,999  n/a     104,895
Sourcefire Inc                cs    83616T108         17,142      798,411  sole    n/a        590,973  n/a     207,438
Starbucks Corp                cs    855244109          1,108       53,642  sole    n/a          5,043  n/a      48,599
Starent Networks Corp         cs    85528P108          5,860      230,512  sole    n/a        162,875  n/a      67,637
STEC Inc                      cs    784774101         42,076    1,431,634  sole    n/a        883,998  n/a     547,636
SXC Health Solutions Corp     cs    78505P100         19,644      419,841  sole    n/a        301,220  n/a     118,621
Teck Resources Ltd            cs    878742204          2,430       88,151  sole    n/a          5,279  n/a      82,872
Texas Instruments             cs    882508104          1,902       80,285  sole    n/a          5,439  n/a      74,846
Textron Inc                   cs    883203101          1,603       84,438  sole    n/a          5,120  n/a      79,318
TJX Companies Inc             cs    872540109          1,285       34,593  sole    n/a          2,338  n/a      32,255
Triquint Semiconductor        cs    89674K103         11,814    1,530,289  sole    n/a      1,110,866  n/a     419,423
TRW Automotive Hldgs Corp     cs    87264S106         18,978    1,133,040  sole    n/a        665,973  n/a     467,067
Valassis Comm                 cs    918866104         13,110      733,242  sole    n/a        537,490  n/a     195,752
Veeco Instruments             cs    922417100         10,880      466,563  sole    n/a        337,882  n/a     128,681
Verifone Hldgs Inc            cs    92342Y109         12,682      798,100  sole    n/a        586,408  n/a     211,692
VistaPrint Ltd                cs    N93540107          8,556      168,589  sole    n/a        123,024  n/a      45,565
Walter Energy Inc             cs    93317Q105         30,423      506,550  sole    n/a        319,967  n/a     186,583
Zoom Tech Inc                 cs    98976E301          1,719      212,254  sole    n/a         73,599  n/a     138,655


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